Expense Example - Invesco VI Growth and Income Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	77	242	421	941	102	321	557	1,235